Average Annual Total Returns{- Fidelity® Conservative Income Bond Fund} - 08.31 Fidelity Conservative Income Bond Fund Institutional PRO-06 - Fidelity® Conservative Income Bond Fund	Fidelity Conservative Income Bond Fund-Institutional Class Other Return Before Taxes Past 1 year	Fidelity Conservative Income Bond Fund-Institutional Class Other Return Before Taxes Past 5 years	Fidelity Conservative Income Bond Fund-Institutional Class Other Return Before Taxes Since Inception		Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions Past 1 year	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions Past 5 years	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions Since Inception		Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions and Sales Past 1 year	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions and Sales Past 5 years	Fidelity Conservative Income Bond Fund-Institutional Class Other After Taxes on Distributions and Sales Since Inception		Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index(reflects no deduction for fees, expenses, or taxes) Past 1 year	Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index(reflects no deduction for fees, expenses, or taxes) Past 5 years	Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index(reflects no deduction for fees, expenses, or taxes) Since Inception
Total	2.99%	1.54%	1.17%	[1]	1.97%	0.91%	0.71%	[1]	1.76%	0.90%	0.70%	[1]	2.41%	1.15%	0.71%	[1]

[1]	(a)From March 3, 2011